CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net revenues	$ 110,157	¥ 713,572	¥ 613,990	¥ 492,606
Cost of revenues	(59,095)	(382,804)	(277,789)	(180,521)
Gross profit	51,062	330,768	336,201	312,085
Operating expenses:
Selling and marketing expenses	(33,252)	(215,399)	(252,736)	(183,619)
General and administrative expenses	(12,701)	(82,272)	(58,071)	(52,565)
Research and development expenses	(4,086)	(26,469)	(23,149)	(21,918)
Total operating expenses	(50,039)	(324,140)	(333,956)	(258,102)
Operating income	1,023	6,628	2,245	53,983
Interest income	1,088	7,045	17,658	11,687
Foreign currency exchange income/(loss), net	56	361	(1,361)	1,935
Other income, net	3,084	19,976	4,572	9,104
Income before income tax	5,251	34,010	23,114	76,709
Income tax expenses	(1,325)	(8,586)	(3,007)	(13,053)
Net income	3,926	25,424	20,107	63,656
Net income	3,926	25,424	20,107	63,656
Other comprehensive (loss)/income:
Foreign currency translation adjustments, net of tax of RMB nil	667	4,320	1,780	(9,018)
Comprehensive income	$ 4,593	¥ 29,744	¥ 21,887	¥ 54,638
Net income per share:
Basic (in CNY and dollars per share) | (per share)	$ 0.09	¥ 0.57	¥ 0.45	¥ 1.42
Diluted (in CNY and dollars per share) | (per share)	$ 0.09	¥ 0.56	¥ 0.44	¥ 1.39
Weighted average shares used in calculating net income per share, basic (in shares)	44,253,419	44,253,419	44,423,885	44,910,676
Weighted average shares used in calculating net income per share, diluted (in shares)	45,543,939	45,543,939	45,390,809	45,827,922
Net income per ADS:
Basic (in CNY and dollars per share) | (per share)	$ 0.13	¥ 0.86	¥ 0.68	¥ 2.13
Diluted (in CNY and dollars per share) | (per share)	$ 0.13	¥ 0.84	¥ 0.66	¥ 2.08
Weighted average shares used in calculating net income per ADS, basic (in shares)	29,502,279	29,502,279	29,615,923	29,940,450
Weighted average shares used in calculating net income per ADS, diluted (in shares)	30,362,626	30,362,626	30,260,539	30,551,948